Long-term debt-Credit facility-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended		12 Months Ended		9 Months Ended	5 Months Ended
	Aug. 22, 2008 Credit facility [Member]	Dec. 31, 2013 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Dec. 31, 2013 Credit facility and certain term loans [Member]	Dec. 17, 2012 Fourth supplemental agreement [Member]	Sep. 30, 2013 MSC Antwerp (ex Sophia Britannia) disposal [Member]	May 28, 2013 Fifth supplemental agreement [Member]	Aug. 30, 2013 Sixth supplemental agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Line of Credit Facility Frequency of Payments	quarterly
Facility repayments due to sale of vessel						1,500
Line of Credit number of outstanding periodic payments of principal		18
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		271,260
Loan facility amalgamation date		June 30, 2011
Third supplemental agreement date		September 6,2011
Minimum liquidity ratio				3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets				0.75:1
Number of vessels secured the Facility with First priority Mortgages		18
Number of ship owning companies as corporate guarantees		18
Number of vessels replaced existing vessels with first priority mortgage(s)					2			2
Number of vessels changed their flag							5
Maximum net funded debt to total net assets ratio				80.00%
Minimum liquidity amount				30,000
Minimum Ratio of EBITDA to net interest expense				2.50:1
Minimum Market Value Adjusted Net Worth				$ 500,000